EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 40,698	$ 33,647	$ 31,994
Proportion of ownership interest in joint venture	50.00%	50.00%
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 4,700	$ (9,772)
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	5,231	0
Equity accounted investments	$ 5,231	0
Proportion of ownership interest in joint venture	61.00%
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 5,251
Real Estate and Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	50.00%
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 22,314	22,949
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	(1,932)
Real Estate | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	0	107
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	307	1,173
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	1,154	685
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	431	434
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	8,972	7,636
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 1,067
Infrastructure | Data Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	45.00%
Carrying Value, associate	$ 2,920	$ 1,705
Proportion of ownership interest in joint venture		45.00%
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	962	$ 339
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	4,033	4,100
Infrastructure | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	156	232
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	2,596	1,943
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	(150)
Private Equity | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	557	583
Private Equity | Norbord
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	$ 1,185	$ 1,287
Proportion of ownership interest in joint venture	43.00%	42.00%
Private Equity | Industrial operations [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	$ 854	$ 73
Renewable Power and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	1,585	$ 1,119
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 440
Bottom of range | Real Estate | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate		7.00%
Bottom of range | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	3.00%	6.00%
Bottom of range | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	14.00%	14.00%
Bottom of range | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	11.00%	11.00%
Bottom of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	26.00%	26.00%
Bottom of range | Infrastructure | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	22.00%	22.00%
Bottom of range | Private Equity | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	25.00%	13.00%
Top of range | Real Estate | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate		23.00%
Top of range | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	90.00%	90.00%
Top of range | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	60.00%	60.00%
Top of range | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Top of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	58.00%	58.00%
Top of range | Infrastructure | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Top of range | Private Equity | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate	90.00%	90.00%
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 9,440	$ 8,258
Core office | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	14.00%	15.00%
Core office | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	56.00%	56.00%
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 2,012	$ 2,252
LP Investments and Other [Member] | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	18.00%	12.00%
LP Investments and Other [Member] | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	80.00%	90.00%
Core retail | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 10,555	$ 11,159
Core retail | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	12.00%	12.00%
Core retail | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	68.00%	68.00%
Aggregated individually immaterial joint ventures [member] | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 383	$ 395
Other | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 185	$ 139
Proportion of ownership interest in joint venture	50.00%	50.00%
Energy [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 716	$ 1,121
Aggregated individually immaterial associates [member] | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	16.00%	18.00%
Aggregated individually immaterial associates [member] | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	85.00%	85.00%